Note 6 - Credit Assets, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Total credit assets, net of allowance for credit losses	$ 5,066,378
Loans [member]
Statement Line Items [Line Items]
Principal amount	5,050,239	$ 4,217,642
Accrued interest	23,418	21,777
Total credit assets, net of allowance for credit losses	5,066,378	4,236,116
Loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(7,279)	(3,303)
Loans [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	4,043,007	3,307,328
Loans [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(5,431)	(783)	$ (100)
Loans [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	1,007,232	910,314
Loans [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	$ (1,848)	$ (2,520)	$ (2,413)